Related-Party Transactions (Narrative) (Details) - USD ($) $ in Millions								2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2019	May 15, 2019	Apr. 30, 2019	Feb. 19, 2019	Mar. 08, 2018	Oct. 02, 2016	Jan. 01, 2016	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Related Party Transaction [Line Items]
Revenue									$ 1,041	$ 1,021	$ 2,057	$ 2,011	$ 4,101	$ 3,958	[1]	$ 3,920	[1]
Members contribution			$ 70								1,470	144	284
Wholesale transmission service									$ 254	$ 238	$ 514	$ 483	$ 962	929	[1]	894	[1]
Sponsor Group [Member]
Related Party Transaction [Line Items]
Equity in existing vendor					16.00%
Subsequent Event [Member]
Related Party Transaction [Line Items]
Members contribution	$ 70			$ 70
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Members contribution		$ 1,330
TCEH [Member]
Related Party Transaction [Line Items]
Revenues from electricity delivery fees						$ 715	$ 715
EFH Corp [Member]
Related Party Transaction [Line Items]
Administrative and services costs																1
Shared facilities expense																3
Shared facilities payments received																1
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Members contribution		$ 1,330
InfraREIT [Member]
Related Party Transaction [Line Items]
Revenue								$ 2
Sponsor Group [Member]
Related Party Transaction [Line Items]
Cash payments to vendors					$ 35									219		188
Trade payables related parties														7
Sponsor Group [Member] | Capitalized [Member]
Related Party Transaction [Line Items]
Cash payments to vendors					33									210		180
Sponsor Group [Member] | Operating And Maintenance Expense [Member]
Related Party Transaction [Line Items]
Cash payments to vendors					$ 2									$ 9		$ 8

[1]	As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.